Schedule of Recorded Non-cash Stock-based Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 01, 2016	Jun. 27, 2015	Jul. 01, 2016	Jun. 27, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Non-cash stock-based compensation expense	$ 1,316	$ 539	$ 1,521	$ 1,152	$ 1,805	$ 1,869	$ 2,155
Cost of Sales
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Non-cash stock-based compensation expense	31	31	61	61	90	82	52
Selling, General and Administrative Expenses
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Non-cash stock-based compensation expense	1,146	506	1,318	1,085	1,696	1,782	2,049
Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Non-cash stock-based compensation expense	$ 139	$ 2	$ 142	$ 6	$ 19	$ 5	$ 54